UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21423

                             The Gabelli Dividend & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                                                   Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Dividend & Income Trust

First Quarter Report — March 31, 2018

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA Chief Investment Officer	Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Kevin V. Dreyer Co-Chief Investment Officer BSE, University of Pennsylvania MBA, Columbia Business School	Sarah Donnelly Portfolio Manager BS, Fordham University

Robert D. Leininger, CFA Portfolio Manager BA, Amherst College MBA, Wharton School, University of Pennsylvania	Jeffrey J. Jonas, CFA Portfolio Manager BS, Boston College	Brian C. Sponheimer Portfolio Manager BA, Harvard University MBA, Columbia Business School	Regina M. Pitaro Managing Director MBA, Columbia Business School

To Our Shareholders,

For the quarter ended March 31, 2018, the net asset value (“NAV”) total return of The Gabelli Dividend & Income Trust (the “Fund”) was (4.1)%, compared with a total return of (0.8)% for the Standard & Poor’s (“S&P”) 500 Index. The total return for the Fund’s publicly traded shares was (4.3)%. The Fund’s NAV per share was $23.77, while the price of the publicly traded shares closed at $22.10 on the New York Stock Exchange (“NYSE”). See page 2 for additional performance information.

Enclosed is the schedule of investments as of March 31, 2018.

Comparative Results

Average Annual Returns through March 31, 2018 (a) (Unaudited)					Since
					Inception
	Quarter	1 Year	5 Year	10 Year	(11/28/03)
Gabelli Dividend & Income Trust
NAV Total Return (b)	(4.08)%	9.84%	9.24%	7.96%	8.11%
Investment Total Return (c)	(4.25)	12.36	10.67	9.71	8.08
S&P 500 Index	(0.76)	13.99	13.31	9.49	8.81
Dow Jones Industrial Average	(1.97)	19.34	13.25	9.81	9.20
Nasdaq Composite Index	2.59	20.90	18.13	13.31	10.61
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and adjustment for the spin-off and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions and adjustment for the spin-off. Since inception return is based on an initial offering price of $20.00.

The Gabelli Dividend & Income Trust

Schedule of Investments — March 31, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 98.2%
	Aerospace — 2.6%
255,000	Aerojet Rocketdyne Holdings Inc.†	$7,132,350
34,000	Kaman Corp.	2,112,080
98,500	Rockwell Automation Inc.	17,158,700
1,465,000	Rolls-Royce Holdings plc	17,914,782
64,200	The Boeing Co.	21,049,896

		65,367,808

	Agriculture — 0.0%
2,000	Bunge Ltd.	147,880

	Automotive — 0.7%
165,000	Ford Motor Co.	1,828,200
52,000	General Motors Co.	1,889,680
263,000	Navistar International Corp.†	9,197,110
84,000	PACCAR Inc.	5,558,280

		18,473,270

	Automotive: Parts and Accessories — 2.7%
12,713	Adient plc	759,729
52,676	Aptiv plc	4,475,880
197,000	Dana Inc.	5,074,720
14,892	Delphi Technologies plc	709,604
352,000	Genuine Parts Co.	31,623,680
7,000	Lear Corp.	1,302,630
75,100	O’Reilly Automotive Inc.†	18,578,238
65,000	Tenneco Inc.	3,566,550
10,000	Visteon Corp.†	1,102,400

		67,193,431

	Aviation: Parts and Services — 0.4%
92,000	Arconic Inc.	2,119,680
82,000	KLX Inc.†	5,826,920
21,101	Rockwell Collins Inc.	2,845,470

		10,792,070

	Broadcasting — 1.1%
24,900	CBS Corp., Cl. A, Voting	1,286,832
460,000	Entercom Communications Corp., Cl. A	4,439,000
15,000	Liberty Broadband Corp., Cl. C†	1,285,350
61,763	Liberty Global plc, Cl. A†	1,933,800
323,570	Liberty Global plc, Cl. C†	9,846,235
12,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	493,200
30,000	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	1,225,500
101,000	MSG Networks Inc., Cl. A†	2,282,600
103,317	Tribune Media Co., Cl. A	4,185,372

		26,977,889

	Building and Construction — 1.6%
60,000	Armstrong Flooring Inc.†	814,200
70,000	Fortune Brands Home & Security Inc.	4,122,300
14,500	Gibraltar Industries Inc.†	490,825

Shares		Market Value

242,550	Herc Holdings Inc.†	$15,753,623
449,318	Johnson Controls International plc	15,833,966
83,000	Layne Christensen Co.†	1,238,360
152	Sika AG, Cl. B	1,190,084

		39,443,358

	Business Services — 2.2%
25,000	Aramark	989,000
78,000	Diebold Nixdorf Inc.	1,201,200
164,301	Fly Leasing Ltd., ADR†	2,186,846
5,000	Jardine Matheson Holdings Ltd.	308,100
35,000	JCDecaux SA	1,217,039
319,000	Macquarie Infrastructure Corp.	11,780,670
174,000	Mastercard Inc., Cl. A	30,477,840
57,000	Stericycle Inc.†	3,336,210
24,000	The Brink’s Co.	1,712,400
25,000	Visa Inc., Cl. A	2,990,500

		56,199,805

	Cable and Satellite — 1.2%
54,000	AMC Networks Inc., Cl. A†	2,791,800
2,445	Charter Communications Inc., Cl. A†	760,933
15,000	Cogeco Inc.	797,415
215,000	Comcast Corp., Cl. A	7,346,550
199,000	DISH Network Corp., Cl. A†	7,540,110
50,000	EchoStar Corp., Cl. A†	2,638,500
9,507	Liberty Latin America Ltd., Cl. A†	184,911
22,116	Liberty Latin America Ltd., Cl. C†	422,194
153,000	Rogers Communications Inc., Cl. B	6,836,040
25,000	WideOpenWest Inc.†	178,750

		29,497,203

	Communications Equipment — 0.4%
330,000	Corning Inc.	9,200,400

	Computer Hardware — 0.5%
80,512	Apple Inc.	13,508,303

	Computer Software and Services — 2.0%
5,789	Alphabet Inc., Cl. A†	6,004,003
5,800	Alphabet Inc., Cl. C†	5,984,382
33,130	Black Knight Inc.†	1,560,423
35,000	Blucora Inc.†	861,000
214	CommerceHub Inc., Cl. A†	4,815
427	CommerceHub Inc., Cl. C†	9,603
15,000	CyrusOne Inc., REIT	768,150
45,000	Donnelley Financial Solutions Inc.†	772,650
40,000	DST Systems Inc.	3,346,000
3,437	DXC Technology Co.	345,522
35,000	eBay Inc.†	1,408,400
930,000	Hewlett Packard Enterprise Co.	16,312,200
20,000	Internap Corp.†	220,000

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
133,749	Microsoft Corp.	$12,207,271

		49,804,419

	Consumer Products — 3.3%
170,000	Avon Products Inc.†	482,800
30,000	Church & Dwight Co. Inc.	1,510,800
60,000	Coty Inc., Cl. A	1,098,000
376,000	Edgewell Personal Care Co.†	18,356,320
73,000	Energizer Holdings Inc.	4,349,340
100,000	Hanesbrands Inc.	1,842,000
15,000	Kimberly-Clark Corp.	1,651,950
35,000	Newell Brands Inc.	891,800
24,000	Philip Morris International Inc.	2,385,600
7,000	Stanley Black & Decker Inc.	1,072,400
871,000	Swedish Match AB	39,378,488
139,000	The Procter & Gamble Co.	11,019,920

		84,039,418

	Consumer Services — 0.3%
51,000	Ashtead Group plc	1,388,125
36,279	GCI Liberty Inc., Cl. A†	1,917,708
853	Liberty Expedia Holdings Inc., Cl. A†	33,506
95,000	Liberty Interactive Corp. QVC Group, Cl. A†	2,391,150
46,000	ServiceMaster Global Holdings Inc.†	2,339,100

		8,069,589

	Diversified Industrial — 4.1%
92,000	Bouygues SA	4,608,434
4,000	Crane Co.	370,960
55,000	Eaton Corp. plc	4,395,050
4,000	EnPro Industries Inc.	309,520
100,000	Estre Ambiental Inc.†	999,000
50,000	General Cable Corp.	1,480,000
911,000	General Electric Co.	12,280,280
150,069	Griffon Corp.	2,738,759
331,000	Honeywell International Inc.	47,832,810
56,000	ITT Inc.	2,742,880
10,000	Jardine Strategic Holdings Ltd.	383,400
20,000	Pentair plc	1,362,600
1,000	Roper Technologies Inc.	280,690
4,000	Sulzer AG	525,105
341,500	Textron Inc.	20,138,255
315,000	Toray Industries Inc.	2,963,348

		103,411,091

	Electronics — 2.2%
13,000	Emerson Electric Co.	887,900
175,000	Intel Corp.	9,114,000
435,000	Sony Corp., ADR	21,027,900
68,000	TE Connectivity Ltd.	6,793,200
100,000	Texas Instruments Inc.	10,389,000

Shares		Market Value

35,000	Thermo Fisher Scientific Inc.	$7,226,100

		55,438,100

	Energy and Utilities: Electric — 0.4%
12,000	ALLETE Inc.	867,000
10,000	American Electric Power Co. Inc.	685,900
10,000	Edison International	636,600
17,000	El Paso Electric Co.	867,000
70,000	Electric Power Development Co. Ltd.	1,789,390
15,000	Great Plains Energy Inc.	476,850
18,000	PG&E Corp.	790,740
12,000	Pinnacle West Capital Corp.	957,600
60,000	The AES Corp.	682,200
25,000	WEC Energy Group Inc.	1,567,500

		9,320,780

	Energy and Utilities: Integrated — 1.4%
24,000	Avangrid Inc.	1,226,880
26,000	Avista Corp.	1,332,500
4,000	Black Hills Corp.	217,200
26,000	Chubu Electric Power Co. Inc.	370,678
5,000	CONSOL Energy Inc.†	144,850
100,000	Edison SpA†(a)	61,707
20,000	Endesa SA	440,132
230,000	Enel SpA	1,406,529
17,000	Eversource Energy	1,001,640
34,000	Hawaiian Electric Industries Inc.	1,168,920
401,000	Hera SpA	1,467,404
10,000	Hokkaido Electric Power Co. Inc.	65,974
24,000	Hokuriku Electric Power Co.†	208,411
45,000	Iberdrola SA, ADR	1,327,050
127,000	Korea Electric Power Corp.,, ADR†	1,954,530
40,000	Kyushu Electric Power Co. Inc.	479,677
29,000	MGE Energy Inc.	1,626,900
51,000	NextEra Energy Inc.	8,329,830
5,000	NextEra Energy Partners LP	199,950
49,000	NiSource Inc.	1,171,590
57,500	OGE Energy Corp.	1,884,275
13,000	Ormat Technologies Inc.	732,940
30,000	Public Service Enterprise Group Inc.	1,507,200
58,000	Shikoku Electric Power Co. Inc.	691,716
50,000	The Chugoku Electric Power Co. Inc.	607,114
20,000	The Kansai Electric Power Co. Inc.	259,198
45,000	Tohoku Electric Power Co. Inc.	606,879
27,000	Vectren Corp.	1,725,840
71,000	Westar Energy Inc.	3,733,890

		35,951,404

	Energy and Utilities: Natural Gas — 1.4%
45,000	CNX Resources Corp.†	694,350
100,000	Kinder Morgan Inc.	1,506,000
362,000	National Fuel Gas Co.	18,624,900
36,666	National Grid plc	412,670

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities: Natural Gas (Continued)
24,750	National Grid plc, ADR	$1,396,643
14,000	ONEOK Inc.	796,880
81,000	Sempra Energy	9,008,820
30,000	South Jersey Industries Inc.	844,800
44,000	Southwest Gas Holdings Inc.	2,975,720

		36,260,783

	Energy and Utilities: Oil — 6.0%
118,407	Anadarko Petroleum Corp.	7,152,967
37,000	Apache Corp.	1,423,760
115,000	BP plc, ADR	4,662,100
10,121	California Resources Corp.†	173,575
35,000	Chesapeake Energy Corp.†	105,700
158,022	Chevron Corp.	18,020,829
230,527	ConocoPhillips	13,667,946
95,000	Devon Energy Corp.	3,020,050
130,000	Eni SpA, ADR	4,592,900
118,500	Exxon Mobil Corp.	8,841,285
43,500	Hess Corp.	2,201,970
210,000	Marathon Oil Corp.	3,387,300
260,000	Marathon Petroleum Corp.	19,008,600
55,000	Murphy Oil Corp.	1,421,200
200,000	Occidental Petroleum Corp.	12,992,000
200	PetroChina Co. Ltd., ADR	13,948
20,000	Petroleo Brasileiro SA, ADR†	282,800
128,000	Phillips 66	12,277,760
200,000	Repsol SA, ADR	3,564,000
230,000	Royal Dutch Shell plc, Cl. A, ADR	14,676,300
520,000	Statoil ASA, ADR	12,298,000
145,000	TOTAL SA, ADR	8,365,050

		152,150,040

	Energy and Utilities: Services — 1.8%
52,000	ABB Ltd., ADR	1,234,480
295,000	Baker Hughes, a GE Company	8,192,150
44,000	Diamond Offshore Drilling Inc.†	645,040
408,090	Halliburton Co.	19,155,745
49,000	Oceaneering International Inc.	908,460
185,090	Schlumberger Ltd.	11,990,130
15,000	Seventy Seven Energy Inc., Escrow†(a)	0
1,225,203	Weatherford International plc†	2,805,715

		44,931,720

	Energy and Utilities: Water — 0.4%
12,000	American States Water Co.	636,720
32,000	American Water Works Co. Inc.	2,628,160
74,000	Aqua America Inc.	2,520,440
50,000	Mueller Water Products Inc., Cl. A	543,500
30,000	Severn Trent plc	776,138
29,000	SJW Group	1,528,590
8,000	The York Water Co.	248,000

Shares		Market Value

6,000	United Utilities Group plc, ADR	$121,830

		9,003,378

	Entertainment — 2.1%
8,981	Liberty Media Corp.-Liberty Braves, Cl. C†	204,946
19,000	Take-Two Interactive Software Inc.†	1,857,820
31,733	The Madison Square Garden Co, Cl. A†	7,799,971
174,000	Time Warner Inc.	16,456,920
172,653	Twenty-First Century Fox Inc., Cl. A	6,334,639
238,000	Twenty-First Century Fox Inc., Cl. B	8,656,060
17,000	Viacom Inc., Cl. A	673,200
196,000	Viacom Inc., Cl. B	6,087,760
154,000	Vivendi SA	3,979,279

		52,050,595

	Environmental Services — 1.9%
205,000	Republic Services Inc.	13,577,150
23,000	Veolia Environnement SA	544,641
146,869	Waste Connections Inc.	10,536,382
260,000	Waste Management Inc.	21,871,200

		46,529,373

	Equipment and Supplies — 1.7%
92,000	CIRCOR International Inc.	3,924,720
140,000	Flowserve Corp.	6,066,200
158,000	Graco Inc.	7,223,760
157,600	Mueller Industries Inc.	4,122,816
598,000	RPC Inc.	10,781,940
130,000	Sealed Air Corp.	5,562,700
46,000	Tenaris SA, ADR	1,594,820
94,000	The Timken Co.	4,286,400

		43,563,356

	Financial Services — 18.8%
8,000	Alleghany Corp.	4,915,520
470,216	American Express Co.	43,861,748
395,452	American International Group Inc.	21,520,498
310,000	Bank of America Corp.	9,296,900
13,500	Berkshire Hathaway Inc., Cl. B†	2,692,980
20,000	Blackhawk Network Holdings Inc.†	894,000
20,000	BlackRock Inc.	10,834,400
30,000	Cannae Holdings Inc.†	565,800
90,339	Citigroup Inc.	6,097,883
54,600	Cohen & Steers Inc.	2,220,036
27,000	Cullen/Frost Bankers Inc.	2,863,890
3,500	EXOR NV	248,576
8,000	FCB Financial Holdings Inc., Cl. A†	408,800
95,000	FNF Group	3,801,900
285,000	H&R Block Inc.	7,241,850
30,000	HRG Group Inc.†	494,700
37,000	HSBC Holdings plc, ADR	1,763,790

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
49,498	Interactive Brokers Group Inc., Cl. A	$3,328,246
170,000	Invesco Ltd.	5,441,700
509,417	JPMorgan Chase & Co.	56,020,587
135,000	KeyCorp.	2,639,250
30,000	Kinnevik AB, Cl. B	1,079,307
89,250	KKR & Co. LP	1,811,775
468,452	Legg Mason Inc.	19,042,574
42,000	M&T Bank Corp.	7,743,120
215,452	Morgan Stanley	11,625,790
72,000	National Australia Bank Ltd., ADR	802,440
185,000	Navient Corp.	2,427,200
170,000	New York Community Bancorp Inc.	2,215,100
112,000	Northern Trust Corp.	11,550,560
298,197	Oaktree Specialty Lending Corp.	1,255,409
167,789	PayPal Holdings Inc.†	12,730,151
75,000	Resona Holdings Inc.	398,172
205,000	SLM Corp.†	2,298,050
224,000	State Street Corp.	22,339,520
256,000	T. Rowe Price Group Inc.	27,640,320
899,000	The Bank of New York Mellon Corp.	46,325,470
2,000	The Goldman Sachs Group Inc.	503,720
153,000	The Hartford Financial Services Group Inc.	7,882,560
253,000	The PNC Financial Services Group Inc.	38,263,720
118,000	The Travelers Companies Inc.	16,385,480
114	Trisura Group Ltd.†	2,285
51,271	U.S. Bancorp	2,589,185
55,000	W. R. Berkley Corp.	3,998,500
550,000	Waddell & Reed Financial Inc., Cl. A	11,115,500
644,000	Wells Fargo & Co.	33,752,040
6,000	Willis Towers Watson plc	913,140

		473,844,142

	Food and Beverage — 14.2%
8,000	Ajinomoto Co. Inc.	144,241
12,500	Brown-Forman Corp., Cl. B.	680,000
115,000	Campbell Soup Co.	4,980,650
1,000,000	China Mengniu Dairy Co. Ltd.	3,427,559
66,000	Chr. Hansen Holding A/S	5,675,569
420,000	Conagra Brands Inc.	15,489,600
30,000	Constellation Brands Inc., Cl. A	6,837,600
237,222	Danone SA	19,185,936
3,900,000	Davide Campari-Milano SpA	29,512,372
80,000	Diageo plc, ADR	10,833,600
193,000	Dr Pepper Snapple Group Inc.	22,847,340
70,954	Flowers Foods Inc.	1,551,054
445,000	General Mills Inc.	20,051,700
18,000	Heineken Holding NV	1,853,798
275,000	ITO EN Ltd.	10,686,763
120,000	Kellogg Co.	7,801,200
360,000	Kikkoman Corp.	14,412,857
190,000	Lamb Weston Holdings Inc.	11,061,800

Shares		Market Value

100,000	Maple Leaf Foods Inc.	$2,437,226
3,000	McCormick & Co. Inc., Cl. V	326,535
867,294	Mondelēz International Inc., Cl. A	36,192,179
30,000	Morinaga Milk Industry Co. Ltd.	1,212,349
2,000	National Beverage Corp.	178,040
38,000	Nestlé SA	3,005,816
35,000	Nestlé SA, ADR	2,766,750
160,000	Nissin Foods Holdings Co. Ltd.	11,037,075
1,740,151	Parmalat SpA	6,412,807
339,450	Parmalat SpA, GDR(b)(c)	1,250,330
204,000	PepsiCo Inc.	22,266,600
62,000	Pernod Ricard SA	10,317,949
45,000	Pinnacle Foods Inc.	2,434,500
25,000	Post Holdings Inc.†	1,894,000
25,000	Remy Cointreau SA	3,562,156
18,000	Suntory Beverage & Food Ltd.	871,200
539,000	The Coca-Cola Co.	23,408,770
7,000	The J.M. Smucker Co.	868,070
273,025	The Kraft Heinz Co.	17,006,727
30,000	Unilever plc, ADR	1,666,800
302,000	Yakult Honsha Co. Ltd.	22,507,025

		358,656,543

	Health Care — 8.0%
190,000	Abbott Laboratories	11,384,800
11,000	Aetna Inc.	1,859,000
95,000	Akorn Inc.†	1,777,450
5,000	Alexion Pharmaceuticals Inc.†	557,300
87,090	Allergan plc	14,656,376
59,500	AmerisourceBergen Corp.	5,129,495
10,000	Anthem Inc.	2,197,000
45,000	Baxter International Inc.	2,926,800
10,000	Becton, Dickinson and Co.	2,167,000
725,000	BioScrip Inc.†	1,783,500
54,000	Bristol-Myers Squibb Co.	3,415,500
12,500	Cardiovascular Systems Inc.†	274,125
7,000	Chemed Corp.	1,910,020
15,000	Cigna Corp.	2,516,100
35,000	DaVita Inc.†	2,307,900
100,000	Eli Lilly & Co.	7,737,000
130,000	Envision Healthcare Corp.†	4,995,900
275,000	Evolent Health Inc., Cl. A†	3,918,750
40,000	Express Scripts Holding Co.†	2,763,200
40,000	Gerresheimer AG	3,280,383
64,543	Gilead Sciences Inc.	4,865,897
45,000	HCA Healthcare Inc.	4,365,000
35,000	Henry Schein Inc.†	2,352,350
9,000	Incyte Corp.†	749,970
35,000	Integer Holdings Corp.†	1,979,250
122,000	Johnson & Johnson	15,634,300
130,000	Kindred Healthcare Inc.	1,189,500
30,000	Laboratory Corp. of America Holdings†	4,852,500

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
11,575	Ligand Pharmaceuticals Inc.†	$1,911,727
58,349	Mallinckrodt plc†	844,894
25,000	McKesson Corp.	3,521,750
40,000	Medtronic plc	3,208,800
225,179	Merck & Co. Inc.	12,265,500
50,000	Mylan NV†	2,058,500
220,000	NeoGenomics Inc.†	1,795,200
45,000	Orthofix International NV†	2,645,100
114,992	Owens & Minor Inc.	1,788,126
116,000	Patterson Cos., Inc.	2,578,680
624,724	Pfizer Inc.	22,171,455
30,000	Shire plc, ADR	4,481,700
15,000	Stryker Corp.	2,413,800
16,000	The Cooper Companies Inc.	3,660,960
27,000	UnitedHealth Group Inc .	5,778,000
43,000	Zimmer Biomet Holdings Inc.	4,688,720
149,702	Zoetis Inc.	12,501,614

		201,860,892

	Hotels and Gaming — 0.5%
19,000	Accor SA	1,025,150
100,000	Boyd Gaming Corp.	3,186,000
150,000	Ladbrokes Coral Group plc	353,555
52,000	Las Vegas Sands Corp.	3,738,800
400,000	Mandarin Oriental International Ltd.	956,000
20,000	MGM Resorts International	700,400
35,000	Ryman Hospitality Properties Inc., REIT	2,710,750
6,000	Wyndham Worldwide Corp.	686,580

		13,357,235

	Machinery — 2.1%
9,000	Astec Industries Inc.	496,620
170,000	CNH Industrial NV, Borsa Italiana	2,098,042
1,140,000	CNH Industrial NV, New York	14,136,000
88,000	Deere & Co.	13,668,160
3,000	Oshkosh Corp.	231,810
289,000	Xylem Inc.	22,229,880

		52,860,512

	Metals and Mining — 1.0%
65,000	Agnico Eagle Mines Ltd.	2,734,550
20,000	Alliance Holdings GP LP	500,200
172,588	Barrick Gold Corp.	2,148,721
8,000	BHP Billiton Ltd., ADR	355,440
36,000	Franco-Nevada Corp.	2,456,165
150,000	Freeport-McMoRan Inc.†	2,635,500
316,332	Newmont Mining Corp.	12,359,091
3,200	South32 Ltd., ADR	39,808
88,004	TimkenSteel Corp.†	1,336,781

		24,566,256

Shares		Market Value
	Paper and Forest Products — 0.1%
64,000	International Paper Co.	$3,419,520

	Publishing — 0.1%
600	Graham Holdings Co., Cl. B	361,350
105,000	News Corp., Cl. B	1,690,500

		2,051,850

	Real Estate — 0.5%
19,500	Brookfield Asset Management Inc., Cl. A	760,500
72,500	Crown Castle International Corp., REIT	7,946,725
18,000	Forest City Realty Trust Inc., Cl. A, REIT	364,680
16,000	QTS Realty Trust Inc., Cl. A, REIT	579,520
85,000	Uniti Group Inc., REIT†	1,381,250
50,000	Weyerhaeuser Co., REIT	1,750,000

		12,782,675

	Retail — 3.4%
2,000	Advance Auto Parts Inc.	237,100
119,000	AutoNation Inc.†	5,566,820
2,200	AutoZone Inc.†	1,427,118
354,000	CVS Health Corp.	22,022,340
152,000	Hertz Global Holdings Inc.†	3,017,200
135,000	Ingles Markets Inc., Cl. A	4,569,750
90,000	Lowe’s Companies Inc.	7,897,500
108,000	Macy’s Inc.	3,211,920
6,000	MSC Industrial Direct Co. Inc., Cl. A	550,260
39,000	Murphy USA Inc.†	2,839,200
25,000	Rush Enterprises Inc., Cl. B†	1,009,500
275,000	Sally Beauty Holdings Inc.†	4,523,750
120,000	Seven & i Holdings Co. Ltd.	5,111,038
80,517	Starbucks Corp.	4,661,129
30,000	The Home Depot Inc.	5,347,200
188,500	Walgreens Boots Alliance Inc.	12,341,095
20,000	Walmart Inc.	1,779,400

		86,112,320

	Specialty Chemicals — 2.2%
1,280	AdvanSix Inc.†	44,518
35,000	Air Products & Chemicals Inc.	5,566,050
70,000	Ashland Global Holdings Inc.	4,885,300
1,000	Axalta Coating Systems Ltd.†	30,190
343,769	DowDuPont Inc.	21,901,523
445,000	Ferro Corp.†	10,332,900
25,000	GCP Applied Technologies Inc.†	726,250
35,000	International Flavors & Fragrances Inc.	4,791,850
89,000	Olin Corp.	2,704,710
5,000	Praxair Inc.	721,500
9,000	The Chemours Co.	438,390
192,359	Valvoline Inc.	4,256,905

		56,400,086

	Telecommunications — 3.9%
195,000	AT&T Inc.	6,951,750

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
221,000	BCE Inc.	$9,511,840
495,000	Deutsche Telekom AG, ADR	8,113,050
69,000	Harris Corp.	11,128,320
195,000	Hellenic Telecommunications Organization SA, ADR	1,318,200
75,000	Loral Space & Communications Inc.†	3,123,750
50,000	Orange SA, ADR	854,000
50,000	Pharol SGPS SA†	14,027
39,000	Proximus SA	1,210,727
50,084	Telefonica SA, ADR	494,329
295,000	Telekom Austria AG	2,809,489
23,000	Telenet Group Holding NV†	1,535,295
150,000	Telephone & Data Systems Inc.	4,204,500
110,000	Telstra Corp. Ltd., ADR	1,326,600
135,000	TELUS Corp.	4,746,600
40,000	T-Mobile US Inc.†	2,441,600
79,000	VEON Ltd., ADR	208,560
710,086	Verizon Communications Inc.	33,956,313
135,000	Vodafone Group plc, ADR	3,755,700

		97,704,650

	Transportation — 0.8%
30,000	Daseke Inc.†	293,700
20,000	Fortress Transportation & Infrastructure Investors LLC.	319,000
239,000	GATX Corp.	16,369,110
16,500	Kansas City Southern	1,812,525

		18,794,335

	Wireless Communications — 0.2%
130,000	United States Cellular Corp.†	5,224,700

	TOTAL COMMON STOCKS	2,474,961,179

	CLOSED-END FUNDS — 0.2%
50,000	Altaba Inc.†	3,702,000

	CONVERTIBLE PREFERRED STOCKS — 0.3%
	Energy and Utilities — 0.2%
128,000	El Paso Energy Capital Trust I, 4.750%	6,128,000

	Telecommunications — 0.1%
53,000	Cincinnati Bell Inc., 6.750%, Ser. B	2,592,760

	TOTAL CONVERTIBLE PREFERRED STOCKS	8,720,760

	PREFERRED STOCKS — 0.1%
	Consumer Services — 0.0%
2,000	GCI Liberty Inc., 5.000%, Ser. A	46,700

	Health Care — 0.1%
133,681	The Phoenix Companies Inc., 7.450%, 01/15/32	2,523,229

Shares		Market Value
	Real Estate — 0.0%
50,000	Regional Health Properties Inc., 10.875%, Ser. A	$405,000

	TOTAL PREFERRED STOCKS	2,974,929

	RIGHTS — 0.0%
	Retail — 0.0%
400,000	Safeway PDC, CVR†	4,000

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Cable and Satellite — 0.1%
$1,700,000	DISH Network Corp.,
	3.375%, 08/15/26	1,641,690

	CORPORATE BONDS — 0.0%
	Equipment and Supplies — 0.0%
820,000	Mueller Industries Inc.,
	6.000%, 03/01/27	823,075

	U.S. GOVERNMENT OBLIGATIONS — 1.1%
26,422,000	U.S. Treasury Bills,
	1.228% to 1.743%††,
	04/12/18 to 06/28/18	26,362,170

	TOTAL INVESTMENTS — 100.0% (Cost $1,701,473,636)	$2,519,189,803

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	At March 31, 2018, the Fund held a restricted and illiquid security amounting to $1,250,330 or 0.05% of total investments, which was valued under methods approved by the Board of Trustees as follows:

				3/31/18
				Carrying
				Value
Acquisition		Acquisition	Acquisition	Per
Shares	Issuer	Dates	Cost	Share

339,450	Parmalat SpA, GDR	12/02/03-12/11/03	$981,615	$3.6834
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the market value of the Rule 144A security amounted to $1,250,330 or 0.05% of total investments.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

ADR     American Depositary Receipt

CVR     Contingent Value Right

GDR     Global Depositary Receipt

REIT     Real Estate Investment Trust

Geographic Diversification	% of Total Investments	Market Value

Long Positions
North America	81.2%	$2,045,275,240
Europe	13.6	344,356,421
Japan	3.8	95,451,005
Latin America	1.2	29,614,371
Asia/Pacific	0.2	4,492,766
Total Investments	100.0%	$2,519,189,803

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 3/31/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities: Integrated	$ 35,889,697	—	$61,707	$ 35,951,404
Energy and Utilities: Services	44,931,720	—	0	44,931,720
Food and Beverage	357,079,678	$ 1,576,865	—	358,656,543
Hotels and Gaming	13,003,680	353,555	—	13,357,235
Other Industries (a)	2,022,064,277	—	—	2,022,064,277
Total Common Stocks	2,472,969,052	1,930,420	61,707	2,474,961,179
Closed-End Funds	3,702,000	—	—	3,702,000
Convertible Preferred Stocks (a)	2,592,760	6,128,000	—	8,720,760
Preferred Stocks (a)	451,700	2,523,229	—	2,974,929
Rights (a)	—	4,000	—	4,000
Convertible Corporate Bonds (a)	—	1,641,690	—	1,641,690
Corporate Bonds (a)	—	823,075	—	823,075
U.S. Government Obligations	—	26,362,170	—	26,362,170
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,479,715,512	$39,412,584	$61,707	$2,519,189,803

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At March 31, 2018, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was approximately less than 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted security the Fund held as of March 31, 2018, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Sarah Donnelly joined Gabelli in 1999 as a junior research analyst working with the consumer staples and media analysts. Currently she is a Portfolio Manager of Gabelli Funds, LLC, a Senior Vice President and the Food, Household and Personal Care products research analyst for Gabelli & Company. In 2013, she was named the Health & Wellness research platform leader. Ms. Donnelly received a BS in Business Administration with a concentration in Finance and minor in History from Fordham University.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Brian C. Sponheimer is a portfolio manager and research analyst, responsible for coverage of automotive, trucking, and machinery stocks. In 2010, 2011, and 2016, Brian was recognized by various financial publications, including the Wall Street Journal and the Financial Times, as a “Best on the Street” analyst. He began his business career in institutional equities at CIBC World Markets in New York and Boston. Brian graduated cum laude from Harvard University with a BA in Government and received an MBA in Finance and Economics from Columbia Business School.

Regina M. Pitaro is a Managing Director and Head of Institutional Marketing at GAMCO Investors, Inc. Ms. Pitaro joined the firm in 1984 and coordinates the organization’s focus with consultants and plan sponsors. She also serves as a Managing Director and Director of GAMCO Asset Management, Inc., and also serves as a portfolio manager for Gabelli Funds, LLC. Ms. Pitaro holds an MBA in Finance from the Columbia University Graduate School of Business, a Master’s degree in Anthropology from Loyola University of Chicago, and a Bachelor’s degree from Fordham University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGDVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

   GABELLI.COM

TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Edward T. Tokar

Former Chief Executive Officer of Allied Capital Management, LLC, &

Vice President of Honeywell International, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Susan V. Watson

Former President,

Investor Relations Association

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary &

Vice President

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GDV Q1/2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Dividend & Income Trust

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/24/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/24/18

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 5/24/18

* Print the name and title of each signing officer under his or her signature.